Financial Assets Measured at Amortized Cost (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Financial Assets Measured at Amortized Cost [Abstract]
Amount of expected credit losses	R$ 387	R$ 397
Amount of fraud risk (chargeback)	2,335	2,225
Amount to finance management buy-out	371,068
Allowance of expected credit losses	R$ 3,888,852	R$ 3,155,386